Supplement to the
Fidelity® Equity Dividend Income Fund
Class K
January 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Buying Shares".

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

EII-K-16-01 1.891275.107	December 1, 2016

Supplement to the
Fidelity® Independence Fund
Class K
January 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jeffrey Feingold (lead portfolio manager) has managed the fund since September 2016.

Robert Bertelson (co-manager) has managed the fund since November 2006.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Jeffrey Feingold is lead portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and portfolio manager.

Robert Bertelson is co-manager of the fund, which he has managed since November 2006. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and portfolio manager.

Effective December 12, 2016, the following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Buying Shares".

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

FRE-K-16-02 1.900385.106	December 1, 2016